Pension and Other Post-Employment Benefits (Plan Assets By Investment Asset Category And Fair Value Input Level) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	$ 264	$ 291
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	35	52
Fixed Income - Canadian Bondfunds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	82	57
Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	70	97
Foreign Equity[Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	64	71
Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	13	14
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	55	87
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	34	51
Level 1 [Member] | Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	20	35
Level 1 [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	1	1
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	197	191
Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	1	1
Level 2 [Member] | Fixed Income - Canadian Bondfunds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	82	57
Level 2 [Member] | Domestic Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	50	62
Level 2 [Member] | Foreign Equity[Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	64	71
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	12	13
Level 3 [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, End of Year	$ 12	$ 13	$ 13